American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2015 Portfolio
April 30, 2023

One Choice Blend+ 2015 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 50.7%
Avantis Core Fixed Income Fund G Class	148,107	1,264,835
Avantis Short-Term Fixed Income Fund G Class	30,726	287,901
High Income Fund G Class	20,888	173,160
Inflation-Adjusted Bond Fund G Class	21,054	229,700
Short Duration Inflation Protection Bond Fund G Class	27,921	287,030
		2,242,626
Domestic Equity Funds — 25.9%
American Century Low Volatility ETF	4,413	194,889
Avantis U.S. Equity Fund G Class	23,902	326,504
Avantis U.S. Small Cap Value Fund G Class	2,447	32,618
Focused Large Cap Value Fund G Class	26,233	261,545
Growth Fund G Class	5,063	216,173
Heritage Fund G Class(2)	748	16,964
Mid Cap Value Fund G Class	4,020	63,041
Small Cap Growth Fund G Class	1,727	33,013
		1,144,747
International Fixed Income Funds — 14.3%
Emerging Markets Debt Fund G Class	6,504	57,499
Global Bond Fund G Class	66,549	577,645
		635,144
International Equity Funds — 9.1%
Avantis International Equity Fund G Class	15,081	168,001
Focused International Growth Fund G Class	5,444	90,759
Global Real Estate Fund G Class	3,409	39,720
International Value Fund G Class	13,342	106,604
		405,084
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,565,221)		4,427,601
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$4,427,601

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$1,095	$383	$202	$(11)	$1,265	148	$(31)	$28
Avantis Short-Term Fixed Income Fund	245	73	30	—	288	31	(2)	4
High Income Fund	151	44	23	1	173	21	(4)	8
Inflation-Adjusted Bond Fund	199	61	17	(14)	229	21	(2)	9
Short Duration Inflation Protection Bond Fund	246	79	25	(13)	287	28	(1)	12
American Century Low Volatility ETF	211	20	45	9	195	4	(4)	2
Avantis U.S. Equity Fund	362	67	115	13	327	24	(12)	5
Avantis U.S. Small Cap Value Fund	37	5	7	(2)	33	2	—	2
Focused Large Cap Value Fund	282	44	73	9	262	26	(8)	17
Growth Fund	—	235	33	14	216	5	1	6
Heritage Fund(3)	20	1	5	1	17	1	(1)	—
Mid Cap Value Fund	70	6	12	(1)	63	4	(2)	5
Small Cap Growth Fund	37	2	8	2	33	2	(2)	—
Emerging Markets Debt Fund	50	11	6	2	57	7	(1)	2
Global Bond Fund	495	177	71	(23)	578	67	(11)	27
Avantis International Equity Fund	186	20	58	20	168	15	(8)	5
Focused International Growth Fund	101	4	25	10	90	5	(7)	1
Global Real Estate Fund	43	2	2	(3)	40	3	(1)	—
International Value Fund	—	112	14	9	107	13	1	3
Focused Dynamic Growth Fund(3)	242	20	277	15	—	—	(33)	—
Non-U.S. Intrinsic Value Fund	116	1	125	8	—	—	(6)	—
	$4,188	$1,367	$1,173	$46	$4,428	427	$(134)	$136
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.